INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of income (loss) before taxes
	Year ended December 31,
	2023	2022	2021

Domestic	$129,676	$106,634	$38,854
Foreign	8,015	7,030	6,461

Total	$137,691	$113,664	$45,315

Schedule of income taxes

	Year ended December 31,
	2023	2022	2021

Current taxes	$21,623	$16,758	$7,891
Deferred tax benefit	(734)	(1,525)	(2,758)
Taxes in respect of previous years	(611)	(794)	1,476

Total	$20,278	$14,439	$6,609

Schedule of income taxes by jurisdiction

	Year ended December 31,
	2023	2022	2021

Domestic	$19,466	$14,378	$8,060
Foreign	812	61	(1,451)

Total	$20,278	$14,439	$6,609

Domestic:
Current taxes	$21,106	$15,938	$7,447
Deferred tax benefit	(1,594)	(860)	(980)
Taxes in respect of previous years	(46)	(700)	1,593

Total - Domestic	$19,466	$14,378	$8,060

Foreign:
Current taxes	$517	$820	$444
Deferred tax expense (benefit)	860	(665)	(1,778)
Taxes in respect of previous years	(565)	(94)	(117)

Total - Foreign	$812	$61	$(1,451)

Total income tax expense	$20,278	$14,439	$6,609

Schedule of deferred tax assets (liabilities)

	December 31,
	2023	2022
Deferred tax assets:
Net operating loss and other losses carry forwards	$6,077	$5,912
Research and development	3,345	3,278
Other temporary differences mainly relating to reserve and allowances	3,520	2,943
Deferred tax assets, before valuation allowance	$12,942	$12,133
Deferred tax liability:
Intangible assets	$(6,643)	$(3,895)
Deferred tax liability, before valuation allowance	$(6,643)	$(3,895)

Valuation allowance	(2,119)	(2,459)
Total deferred tax assets, net	$4,180	$5,779

Domestic:
Long term deferred tax asset (liability), net	$722	$(791)
	$722	$(791)
Foreign:
Long term deferred tax asset, net	$3,458	$6,570
	$3,458	$6,570

Total deferred tax asset, net	$4,180	$5,779

Schedule of the reconciliation of the effective tax rate

	Year ended December 31,
	2023	2022	2021

Income before taxes on income	$137,691	$113,664	$45,315
Statutory tax rate in Israel	23.0%	23.0%	23.0%
Theoretical tax expense	$31,669	$26,143	$10,422

Increase (decrease) in tax expenses resulting from:
"Preferred Enterprise" benefits *	(15,753)	(11,255)	(5,610)
Non-deductible expenses	3,683	(229)	710
Tax adjustment in respect of different tax rate of foreign subsidiaries	407	313	226
Deferred taxes related to prior years	667	(55)	(922)
Previous years taxes	42	(136)	1,476
Change in valuation allowance	(340)	(185)	390
Other	(97)	(157)	(83)

Taxes on income	$20,278	$14,439	$6,609

* Benefit per ordinary share from "Preferred Enterprise" status:

Basic	$0.33	$0.25	$0.16
Diluted	$0.31	$0.23	$0.15

Schedule of unrecognized tax benefits

	December 31,
	2023	2022

Balance at the beginning of the year	$9,400	$6,928
Decrease related to prior year tax positions, net	(755)	(590)
Increase related to current year tax positions, net	4,077	3,062

Balance at the end of the year	$12,722	$9,400